Note 5 - Stockholders' Equity (Details) - Share-based Compensation, Stock Options, Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation, Stock Options, Activity [Abstract]
Outstanding	1,069,141		928,242
Outstanding (in Dollars per share)	$ 4.50		$ 5.43
Exercisable at September 30, 2013	679,036	698,995
Exercisable at September 30, 2013 (in Dollars per share)	$ 6.14	$ 6.38
Forfeited or expired	(78,429)	97,601
Forfeited or expired (in Dollars per share)	$ 4.86	$ 4.02
Outstanding	990,712	1,069,141	928,242
Outstanding (in Dollars per share)	$ 4.47	$ 4.50	$ 5.43